Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Significant Accounting Policies (Textual)
Net of allowances for doubtful accounts	$ 10	$ 19
Total inventory write-offs during period	14		$ 369
Impairment losses
Percentage of marketing expenses			50.00%
Warrants excluded from calculation of diluted net income (loss) per share	802,159	731,542	70,801
Unrecognized tax benefits
Severance expenses	1,150	1,065	$ 1,007
Accrued Interest	1,163
Operating lease ROU assets	5,842
Operating lease liabilities	$ 6,230	$ 5,936
Minimum [Member]
Significant Accounting Policies (Textual)
Annual Interest rate	2.35%
Maximum [Member]
Significant Accounting Policies (Textual)
Annual Interest rate	3.27%